SPECIAL TERMINATION ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
SPECIAL TERMINATION ARRANGEMENTS
Summary of evolution during each period

	12/31/2021	12/31/2020
Balances at the beginning	1,730,570	1,947,118
Additions to profit or loss	1,715,293	212,368
Benefits paid to participants	(1,876,197)	(428,916)
Balances at closing	1,569,666	1,730,570